Property and equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
5.            Property and equipment

Property and equipment consists of the following:

	March 31, 2013	December 31, 2012

Machines and equipment	$233,793	$233,793
Office and computer equipment	179,349	179,349
Software	41,872	41,872
Furniture and fixtures	25,679	25,679
Vehicles	-	22,531
Other assets	2,446	2,446
Total	483,139	505,670
Accumulated depreciation	(455,288)	(472,828)
Net property and equipment	$27,851	$32,842

The aggregate depreciation related to property and equipment charged to operations was $4,991 and $5,210 for the three months ended March 31, 2013 and 2012, respectively.

 (4)           Property and equipment

Property and equipment consists of the following at December 31, 2012 and 2011:

	2012	2011

Machines and equipment	$233,793	$232,848
Office and computer equipment	179,349	224,600
Software	41,872	41,872
Furniture and fixtures	25,679	24,613
Vehicles	22,531	22,531
Leasehold improvements	-	67,421
Other assets	2,446	2,378
Total	505,670	616,263
Accumulated depreciation	(472,828)	(565,057)
Net property and equipment	$32,842	$51,206

The depreciation charged to operations was $20,375 and $19,034 for the years ended December 31, 2012 and 2011, respectively.  The depreciation policies followed by the Company are described in Note (2).